SHORT-TERM AND LONG-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2024
SHORT-TERM AND LONG-TERM BANK BORROWINGS
SHORT-TERM AND LONG-TERM BANK BORROWINGS

NOTE 14 – SHORT-TERM AND LONG-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2024:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	9,000,000	1,282,490	2024-05-23	2025-05-23	3.15%
CZBANK	1,000,000	142,499	2024-09-30	2025-09-01	3.50%
CZBANK	11,000,000	1,567,487	2024-09-30	2025-09-01	3.50%
Shanghai Pudong Development Bank	9,000,000	1,282,490	2024-01-10	2025-01-10	3.90%
Shanghai Pudong Development Bank	11,000,000	1,567,487	2024-01-12	2025-01-12	3.90%
China Everbright Bank	10,000,000	1,424,989	2024-06-26	2025-06-25	3.05%
Bank of China	6,000,000	854,993	2024-03-22	2025-03-22	3.10%
Bank of China	15,000,000	2,137,483	2023-11-24	2024-11-23	3.65%
Total	72,000,000	10,259,918

Long-term bank borrowings consisted of the following at September 30, 2024:

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	9,500,000	1,353,739	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	14,250,000	2,030,609	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	19,000,000	2,707,478	2023-08-21	2025-08-20	3.80%
China Minsheng Bank	9,990,000	1,423,564	2024-02-26	2025-05-20	3.66%
China Minsheng Bank	5,990,000	853,568	2024-02-27	2025-05-20	3.66%
China Minsheng Bank	9,800,000	1,396,489	2024-03-25	2025-06-25	3.65%
Huaxia Bank	6,370,000	907,718	2023-03-27	2026-03-15	4.05%
Huaxia Bank	6,279,000	894,750	2023-03-28	2026-03-15	4.05%
Total	81,179,000	11,567,915

Short-term bank borrowings consisted of the following at September 30, 2023:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	822,368	2022-11-03	2023-11-03	4.50%
Industrial Bank	6,000,000	822,368	2022-11-04	2023-11-04	4.50%
China Everbright Bank	10,000,000	1,370,614	2023-06-30	2024-06-29	3.20%
China Minsheng Bank	1,000,000	137,061	2023-08-03	2024-03-01	3.75%
China Minsheng Bank	10,000,000	1,370,614	2023-08-04	2024-03-01	3.75%
China Minsheng Bank	5,000,000	685,307	2023-08-07	2024-03-01	3.75%
CZBANK	9,250,000	1,267,818	2023-08-08	2024-08-06	4.50%
CZBANK	1,250,000	171,327	2022-10-10	2023-10-09	5.00%
Shanghai Pudong Development Bank	9,000,000	1,233,553	2023-09-19	2024-03-19	4.75%
Shanghai Pudong Development Bank	11,000,000	1,507,676	2023-09-21	2024-03-21	4.75%
Total	68,500,000	9,388,706

Long-term bank borrowings consisted of the following at September 30, 2023:

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	10,000,000	1,370,614	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	15,000,000	2,055,921	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	20,000,000	2,741,228	2023-08-21	2025-08-20	3.80%
CZBANK	3,735,000	511,924	2023-03-14	2026-03-13	4.50%
Huaxia Bank	6,790,000	930,647	2023-03-27	2026-03-15	4.15%
Huaxia Bank	6,693,000	917,352	2023-03-28	2026-03-15	4.15%
Total	62,218,000	8,527,686

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term and long-term borrowings by the Company are as follows:

	As of September 30,
	2024	2023
Accounts receivable	$—	$706,623
Buildings, net	828,741	1,145,778
Land use rights, net	348,378	346,947
Machinery, net	911,200	—
Construction in progress	—	685,992
Total	$2,088,319	$2,885,340